Stock-based Compensation - Restricted Stock Awards - Additional Disclosures (Details) - Restricted Stock Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-based Compensation
Weighted average grant date fair value (in dollars per share)	$ 3.68	$ 6.71	$ 17.26
Unrecognized expenses	$ 0.2
Weighted-average remaining recognition period (in years)	4 months 24 days